IMPAIRMENT CHARGES (Schedule of Statement of Operation) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Selling, General & Administration Expenses Abstract
Impairment of PP&E	$ 28	$ 446
Impairment of goodwill and other intangible assets	0	0
Impairment of financial assets	0	0
Total impairment loss	$ 28	$ 446